Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pear Tree Funds
Entity Central Index Key	0000722885
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Pear Tree Polaris Small Cap Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	Ordinary Shares
Trading Symbol	USBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the Russell 2000. Results came from bottom-up stock selection in Consumer Discretionary, Information Technology, Consumer Staples and Utilities. Information Technology was the standout, anchored by MKS Inc., which rallied on double-digit sales across semiconductor, advanced packaging and photonics end markets, while electronics distributors Arrow Electronics and Avnet beat consensus as the industry recovered from the 2023–2024 inventory correction. In Consumer Discretionary, for‑profit education companies Laureate Education and Perdoceo Education gained on organic enrollment growth, while American Eagle Outfitters and Buckle Inc. rallied on strong same‑store sales. Ingles Markets continued its post‑COVID margin recovery in Consumer Staples, Black Hills Corp. supported returns in Utilities, and CVR Energy and Diamondback Energy benefited from firmer oil prices. Lundin Mining capitalized on tight copper supply and strong execution at its Caserones mine, while Bermuda‑domiciled Bank of N.T. Butterfield added meaningfully in Financials. Key detractors included Graphic Packaging, which was sold during the year; Progress Software, weighed by a broader software derating; office‑furniture maker HNI Corp.; and Puerto Rico’s EVERTEC, which was exited on macro concerns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Pear Tree Polaris Small Cap Fund Ordinary Shares	14.51%	6.35%	8.15%
Russell 2000	25.73%	3.77%	9.88%
S&P 500	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 92,052,337
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 733,315
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$92,052,337
Number of Holdings	50
Advisory Fee	$733,315
Portfolio Turnover	37%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.0
Industrials	21.3
Information Technology	9.2
Real Estate	8.7
Health Care	8.5
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	4.9
Energy	4.7
Utilities	2.5
Cash and Other Assets (Net)	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Laureate Education, Inc.	2.7
Lantheus Holdings, Inc.	2.7
Northeast Bancorp	2.6
Ingles Markets Inc.	2.6
The Bank of N.T. Butterfield & Son Limited	2.6
V2X, Inc.	2.6
Black Hills Corporation	2.5
BOK Financial Corporation	2.5
South Plains Financial, Inc.	2.5
Perdoceo Education Corporation	2.5

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Small Cap Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	QBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the Russell 2000. Results came from bottom-up stock selection in Consumer Discretionary, Information Technology, Consumer Staples and Utilities. Information Technology was the standout, anchored by MKS Inc., which rallied on double-digit sales across semiconductor, advanced packaging and photonics end markets, while electronics distributors Arrow Electronics and Avnet beat consensus as the industry recovered from the 2023–2024 inventory correction. In Consumer Discretionary, for‑profit education companies Laureate Education and Perdoceo Education gained on organic enrollment growth, while American Eagle Outfitters and Buckle Inc. rallied on strong same‑store sales. Ingles Markets continued its post‑COVID margin recovery in Consumer Staples, Black Hills Corp. supported returns in Utilities, and CVR Energy and Diamondback Energy benefited from firmer oil prices. Lundin Mining capitalized on tight copper supply and strong execution at its Caserones mine, while Bermuda‑domiciled Bank of N.T. Butterfield added meaningfully in Financials. Key detractors included Graphic Packaging, which was sold during the year; Progress Software, weighed by a broader software derating; office‑furniture maker HNI Corp.; and Puerto Rico’s EVERTEC, which was exited on macro concerns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Pear Tree Polaris Small Cap Fund Institutional Shares	14.92%	6.74%	8.54%
Russell 2000	25.73%	3.77%	9.88%
S&P 500	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 92,052,337
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 733,315
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$92,052,337
Number of Holdings	50
Advisory Fee	$733,315
Portfolio Turnover	37%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.0
Industrials	21.3
Information Technology	9.2
Real Estate	8.7
Health Care	8.5
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	4.9
Energy	4.7
Utilities	2.5
Cash and Other Assets (Net)	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Laureate Education, Inc.	2.7
Lantheus Holdings, Inc.	2.7
Northeast Bancorp	2.6
Ingles Markets Inc.	2.6
The Bank of N.T. Butterfield & Son Limited	2.6
V2X, Inc.	2.6
Black Hills Corporation	2.5
BOK Financial Corporation	2.5
South Plains Financial, Inc.	2.5
Perdoceo Education Corporation	2.5

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartrseefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartrseefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Small Cap Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	R6 Shares
Trading Symbol	QBNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the Russell 2000. Results came from bottom-up stock selection in Consumer Discretionary, Information Technology, Consumer Staples and Utilities. Information Technology was the standout, anchored by MKS Inc., which rallied on double-digit sales across semiconductor, advanced packaging and photonics end markets, while electronics distributors Arrow Electronics and Avnet beat consensus as the industry recovered from the 2023–2024 inventory correction. In Consumer Discretionary, for‑profit education companies Laureate Education and Perdoceo Education gained on organic enrollment growth, while American Eagle Outfitters and Buckle Inc. rallied on strong same‑store sales. Ingles Markets continued its post‑COVID margin recovery in Consumer Staples, Black Hills Corp. supported returns in Utilities, and CVR Energy and Diamondback Energy benefited from firmer oil prices. Lundin Mining capitalized on tight copper supply and strong execution at its Caserones mine, while Bermuda‑domiciled Bank of N.T. Butterfield added meaningfully in Financials. Key detractors included Graphic Packaging, which was sold during the year; Progress Software, weighed by a broader software derating; office‑furniture maker HNI Corp.; and Puerto Rico’s EVERTEC, which was exited on macro concerns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | November 1, 2024 (Commencement of Operations) through March 31, 2026 (Initial Investment of $100,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception
Pear Tree Polaris Small Cap Fund R6 Shares	15.45%	8.51%
Russell 2000	25.73%	10.52%
S&P 500	17.80%	11.14%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 92,052,337
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 733,315
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$92,052,337
Number of Holdings	50
Advisory Fee	$733,315
Portfolio Turnover	37%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.0
Industrials	21.3
Information Technology	9.2
Real Estate	8.7
Health Care	8.5
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	4.9
Energy	4.7
Utilities	2.5
Cash and Other Assets (Net)	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Laureate Education, Inc.	2.7
Lantheus Holdings, Inc.	2.7
Northeast Bancorp	2.6
Ingles Markets Inc.	2.6
The Bank of N.T. Butterfield & Son Limited	2.6
V2X, Inc.	2.6
Black Hills Corporation	2.5
BOK Financial Corporation	2.5
South Plains Financial, Inc.	2.5
Perdoceo Education Corporation	2.5

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 3.861 to 1.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Quality Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	Ordinary Shares
Trading Symbol	USBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

Health Care, one of the most heavily weighted sectors in the portfolio, represented approximately 25% of total holdings. The significant overweight position in the sector, combined with weak performance from several holdings, detracted roughly 240 basis points from relative results during the period. Notable detractors within Health Care included UnitedHealth Group, which declined 47%, and Elevance Health, which fell 31%.

In addition, three positions in the Information Technology sector contributed meaningfully to underperformance. In descending order, these were SAP (35.6%), Accenture (35%), and Salesforce (30%).

The portfolio benefited from favorable performance in the Communication Services, Financials, and Real Estate sectors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Pear Tree Quality Fund Ordinary Shares	9.01%	10.46%	13.74%
S&P 500	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 267,720,984
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 1,906,587
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$267,720,984
Number of Holdings	45
Advisory Fee	$1,906,587
Portfolio Turnover	53%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	39.8
Health Care	24.8
Communication Services	10.4
Consumer Discretionary	10.4
Consumer Staples	7.4
Financials	4.2
Industrials	1.8
Cash and Other Assets (Net)	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.6
Alphabet, Inc. Class A	5.6
Meta Platforms, Inc.	4.8
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Apple, Inc.	4.4
Johnson & Johnson	4.1
Lam Research Corporation	4.0
Amazon.com, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.8
Accenture Plc	2.8

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Quality Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	Institutional Shares
Trading Symbol	QGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

Health Care, one of the most heavily weighted sectors in the portfolio, represented approximately 25% of total holdings. The significant overweight position in the sector, combined with weak performance from several holdings, detracted roughly 240 basis points from relative results during the period. Notable detractors within Health Care included UnitedHealth Group, which declined 47%, and Elevance Health, which fell 31%.

In addition, three positions in the Information Technology sector contributed meaningfully to underperformance. In descending order, these were SAP (35.6%), Accenture (35%), and Salesforce (30%).

The portfolio benefited from favorable performance in the Communication Services, Financials, and Real Estate sectors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Pear Tree Quality Fund Institutional Shares	9.41%	10.89%	14.16%
S&P 500	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 267,720,984
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 1,906,587
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$267,720,984
Number of Holdings	45
Advisory Fee	$1,906,587
Portfolio Turnover	53%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	39.8
Health Care	24.8
Communication Services	10.4
Consumer Discretionary	10.4
Consumer Staples	7.4
Financials	4.2
Industrials	1.8
Cash and Other Assets (Net)	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.6
Alphabet, Inc. Class A	5.6
Meta Platforms, Inc.	4.8
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Apple, Inc.	4.4
Johnson & Johnson	4.1
Lam Research Corporation	4.0
Amazon.com, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.8
Accenture Plc	2.8

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Quality Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	R6 Shares
Trading Symbol	QGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

Health Care, one of the most heavily weighted sectors in the portfolio, represented approximately 25% of total holdings. The significant overweight position in the sector, combined with weak performance from several holdings, detracted roughly 240 basis points from relative results during the period. Notable detractors within Health Care included UnitedHealth Group, which declined 47%, and Elevance Health, which fell 31%.

In addition, three positions in the Information Technology sector contributed meaningfully to underperformance. In descending order, these were SAP (35.6%), Accenture (35%), and Salesforce (30%).

The portfolio benefited from favorable performance in the Communication Services, Financials, and Real Estate sectors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | November 1, 2024 (Commencement of Operations) through March 31, 2026 (Initial Investment of $100,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception
Pear Tree Quality Fund R6 Shares	9.68%	6.24%
S&P 500	17.80%	11.14%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 267,720,984
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 1,906,587
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$267,720,984
Number of Holdings	45
Advisory Fee	$1,906,587
Portfolio Turnover	53%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	39.8
Health Care	24.8
Communication Services	10.4
Consumer Discretionary	10.4
Consumer Staples	7.4
Financials	4.2
Industrials	1.8
Cash and Other Assets (Net)	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.6
Alphabet, Inc. Class A	5.6
Meta Platforms, Inc.	4.8
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Apple, Inc.	4.4
Johnson & Johnson	4.1
Lam Research Corporation	4.0
Amazon.com, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.8
Accenture Plc	2.8

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 3.258 to 1.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	Ordinary Shares
Trading Symbol	EEOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$144	1.22%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The rapid advance of artificial intelligence has driven a significant uptick in energy demand, highlighting the need to increase our energy supply and upgrade and strengthen our electrical grid. The list of top contributors to the Fund’s performance over the past year were beneficiaries: turbine suppliers, electrical equipment suppliers, electrical grid and renewable energy contractors, and energy storage companies. Additionally, the continuation of the de-globalization of our economy due to tariff wars, national security concerns and other nationalistic behaviors has helped the Fund’s positions in companies that improve energy security, provide domestic sources of key materials and improve the efficiency of our supply chains. Most of the detractors to Fund performance were companies negatively impacted by fears that AI would disrupt their business models or companies experiencing slowdowns in their end markets due to economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | September 1, 2017 (Commencement of Operations) through March 31, 2026* (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS*

	One Year	Five Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund Ordinary Shares	34.63%	(1.26%)	6.77%
MSCI World	19.39%	10.77%	11.73%
*	Performance for periods prior to September 1, 2021 represent the performance of Essex Environmental Opportunities Fund, the predecessor of the Fund.

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 26,956,298
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 175,110
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$26,956,298
Number of Holdings	38
Advisory Fee	$175,110
Portfolio Turnover	56%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) COUNTRY ALLOCATION (% of Fund’s net assets)
United States	69.2
Japan	11.4
Germany	7.6
Ireland	3.6
Switzerland	2.9
China	2.7
Netherlands	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Infineon Technologies AG	5.5
Corteva, Inc.	4.1
Badger Meter, Inc.	3.6
Kingspan Group plc	3.6
Advanced Drainage Systems, Inc.	3.6
Enphase Energy, Inc.	3.5
Primoris Services Corporation	3.4
Keyence Corporation	3.4
Toray Industries, Inc.	3.3
Cognex Corporation	3.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GEOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$115	0.98%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The rapid advance of artificial intelligence has driven a significant uptick in energy demand, highlighting the need to increase our energy supply and upgrade and strengthen our electrical grid. The list of top contributors to the Fund’s performance over the past year were beneficiaries: turbine suppliers, electrical equipment suppliers, electrical grid and renewable energy contractors, and energy storage companies. Additionally, the continuation of the de-globalization of our economy due to tariff wars, national security concerns and other nationalistic behaviors has helped the Fund’s positions in companies that improve energy security, provide domestic sources of key materials and improve the efficiency of our supply chains. Most of the detractors to Fund performance were companies negatively impacted by fears that AI would disrupt their business models or companies experiencing slowdowns in their end markets due to economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | September 1, 2017 (Commencement of Operations) through March 31, 2026* (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS*

	One Year	Five Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund Institutional Shares	34.83%	(1.00%)	7.04%
MSCI World	19.39%	10.77%	11.73%
*	Performance for periods prior to September 1, 2021 represent the performance of Essex Environmental Opportunities Fund, the predecessor of the Fund.

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 26,956,298
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 175,110
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$26,956,298
Number of Holdings	38
Advisory Fee	$175,110
Portfolio Turnover	56%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) COUNTRY ALLOCATION (% of Fund’s net assets)
United States	69.2
Japan	11.4
Germany	7.6
Ireland	3.6
Switzerland	2.9
China	2.7
Netherlands	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Infineon Technologies AG	5.5
Corteva, Inc.	4.1
Badger Meter, Inc.	3.6
Kingspan Group plc	3.6
Advanced Drainage Systems, Inc.	3.6
Enphase Energy, Inc.	3.5
Primoris Services Corporation	3.4
Keyence Corporation	3.4
Toray Industries, Inc.	3.3
Cognex Corporation	3.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Essex Environmental Opportunities Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	R6 Shares
Trading Symbol	GEORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The rapid advance of artificial intelligence has driven a significant uptick in energy demand, highlighting the need to increase our energy supply and upgrade and strengthen our electrical grid. The list of top contributors to the Fund’s performance over the past year were beneficiaries: turbine suppliers, electrical equipment suppliers, electrical grid and renewable energy contractors, and energy storage companies. Additionally, the continuation of the de-globalization of our economy due to tariff wars, national security concerns and other nationalistic behaviors has helped the Fund’s positions in companies that improve energy security, provide domestic sources of key materials and improve the efficiency of our supply chains. Most of the detractors to Fund performance were companies negatively impacted by fears that AI would disrupt their business models or companies experiencing slowdowns in their end markets due to economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | September 1, 2021 (Commencement of Operations) through March 31, 2026 (Initial Investment of $100,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund R6 Shares	35.46%	(3.06%)
MSCI World	19.39%	8.88%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 26,956,298
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 175,110
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$26,956,298
Number of Holdings	38
Advisory Fee	$175,110
Portfolio Turnover	56%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) COUNTRY ALLOCATION (% of Fund’s net assets)
United States	69.2
Japan	11.4
Germany	7.6
Ireland	3.6
Switzerland	2.9
China	2.7
Netherlands	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Infineon Technologies AG	5.5
Corteva, Inc.	4.1
Badger Meter, Inc.	3.6
Kingspan Group plc	3.6
Advanced Drainage Systems, Inc.	3.6
Enphase Energy, Inc.	3.5
Primoris Services Corporation	3.4
Keyence Corporation	3.4
Toray Industries, Inc.	3.3
Cognex Corporation	3.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 2.188 to 1.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Foreign Value Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	Ordinary Shares
Trading Symbol	QFVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$174	1.50%*
*	The percentage would have been 1.45% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%	[1]
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund’s performance was led by strong stock selection in Information Technology (“IT”), Industrials, Financials and Materials.IT was the standout sector contributor, driven by the AI‑fueled shortage in advanced chips and memory; SK Hynix and Samsung Electronics were the top two contributors overall as supply‑demand dynamics favored memory manufacturers. Industrials and Financials also drove results, with Marubeni closing in on guidance targets through new investments and a richer non‑resource profit mix, while Shinhan Financial and Mitsubishi UFJ benefited from strong quarterly results and earnings momentum. Materials contributed meaningfully: Lundin Mining posted record revenues on higher copper prices, and Yara International gained share after the Strait of Hormuz closure disrupted roughly 30% of global nitrogen supply. By country, South Korea dominated, followed by Japan, Canada and Norway. Key laggards included Teleperformance, pressured by fears that generative AI will disrupt customer service outsourcing; Nomad Foods, which cut full‑year guidance; Alibaba, amid skepticism over its sizeable AI and cloud capex; and Sanofi, following mixed COPD Phase 3 trial results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Fund Ordinary Shares	32.38%	6.56%	7.56%
MSCI EAFE	21.88%	8.45%	8.91%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 1,398,714,960
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 14,679,283
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$1,398,714,960
Number of Holdings	59
Advisory Fee	$14,679,283
Portfolio Turnover	29%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	14.3
South Korea	13.8
France	10.9
Germany	9.2
United Kingdom	7.0
Ireland	6.5
Norway	6.0
Sweden	3.6
Spain	3.5
China	3.5
Italy	2.3
Switzerland	2.2
Netherlands	2.2
Puerto Rico	2.1
Singapore	2.0
Hong Kong	2.0
Chile	2.0
Taiwan	1.2
Canada	1.0
Belgium	0.9
Russia	<0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SK Hynix, Inc.	3.9
Samsung Electronics Company Limited	3.8
Marubeni Corporation	2.5
TotalEnergies SE	2.4
Endesa, S.A.	2.3
Barry Callebaut AG	2.2
Jazz Pharmaceuticals plc	2.2
Koninklijke Ahold Delhaize N.V.	2.2
DNB Bank ASA	2.1
ORIX Corporation	2.1

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Foreign Value Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	Institutional Shares
Trading Symbol	QFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$129	1.11%*
*	The percentage would have been 1.08% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.11%	[2]
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund’s performance was led by strong stock selection in Information Technology (“IT”), Industrials, Financials and Materials.IT was the standout sector contributor, driven by the AI‑fueled shortage in advanced chips and memory; SK Hynix and Samsung Electronics were the top two contributors overall as supply‑demand dynamics favored memory manufacturers. Industrials and Financials also drove results, with Marubeni closing in on guidance targets through new investments and a richer non‑resource profit mix, while Shinhan Financial and Mitsubishi UFJ benefited from strong quarterly results and earnings momentum. Materials contributed meaningfully: Lundin Mining posted record revenues on higher copper prices, and Yara International gained share after the Strait of Hormuz closure disrupted roughly 30% of global nitrogen supply. By country, South Korea dominated, followed by Japan, Canada and Norway. Key laggards included Teleperformance, pressured by fears that generative AI will disrupt customer service outsourcing; Nomad Foods, which cut full‑year guidance; Alibaba, amid skepticism over its sizeable AI and cloud capex; and Sanofi, following mixed COPD Phase 3 trial results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Fund Institutional Shares	32.87%	6.95%	7.94%
MSCI EAFE	21.88%	8.45%	8.91%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 1,398,714,960
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 14,679,283
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$1,398,714,960
Number of Holdings	59
Advisory Fee	$14,679,283
Portfolio Turnover	29%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	14.3
South Korea	13.8
France	10.9
Germany	9.2
United Kingdom	7.0
Ireland	6.5
Norway	6.0
Sweden	3.6
Spain	3.5
China	3.5
Italy	2.3
Switzerland	2.2
Netherlands	2.2
Puerto Rico	2.1
Singapore	2.0
Hong Kong	2.0
Chile	2.0
Taiwan	1.2
Canada	1.0
Belgium	0.9
Russia	<0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SK Hynix, Inc.	3.9
Samsung Electronics Company Limited	3.8
Marubeni Corporation	2.5
TotalEnergies SE	2.4
Endesa, S.A.	2.3
Barry Callebaut AG	2.2
Jazz Pharmaceuticals plc	2.2
Koninklijke Ahold Delhaize N.V.	2.2
DNB Bank ASA	2.1
ORIX Corporation	2.1

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Foreign Value Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	R6 Shares
Trading Symbol	QFVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$115	0.98%*
*	The percentage would have been 0.94% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%	[3]
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund’s performance was led by strong stock selection in Information Technology (“IT”), Industrials, Financials and Materials.IT was the standout sector contributor, driven by the AI‑fueled shortage in advanced chips and memory; SK Hynix and Samsung Electronics were the top two contributors overall as supply‑demand dynamics favored memory manufacturers. Industrials and Financials also drove results, with Marubeni closing in on guidance targets through new investments and a richer non‑resource profit mix, while Shinhan Financial and Mitsubishi UFJ benefited from strong quarterly results and earnings momentum. Materials contributed meaningfully: Lundin Mining posted record revenues on higher copper prices, and Yara International gained share after the Strait of Hormuz closure disrupted roughly 30% of global nitrogen supply. By country, South Korea dominated, followed by Japan, Canada and Norway. Key laggards included Teleperformance, pressured by fears that generative AI will disrupt customer service outsourcing; Nomad Foods, which cut full‑year guidance; Alibaba, amid skepticism over its sizeable AI and cloud capex; and Sanofi, following mixed COPD Phase 3 trial results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | February 6, 2017 (Commencement of Operations) through March 31, 2026 (Initial Investment of $100,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception
Pear Tree Polaris Foreign Value Fund R6 Shares	33.00%	7.05%	7.66%
MSCI EAFE	21.88%	8.45%	8.92%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 1,398,714,960
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 14,679,283
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$1,398,714,960
Number of Holdings	59
Advisory Fee	$14,679,283
Portfolio Turnover	29%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	14.3
South Korea	13.8
France	10.9
Germany	9.2
United Kingdom	7.0
Ireland	6.5
Norway	6.0
Sweden	3.6
Spain	3.5
China	3.5
Italy	2.3
Switzerland	2.2
Netherlands	2.2
Puerto Rico	2.1
Singapore	2.0
Hong Kong	2.0
Chile	2.0
Taiwan	1.2
Canada	1.0
Belgium	0.9
Russia	<0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SK Hynix, Inc.	3.9
Samsung Electronics Company Limited	3.8
Marubeni Corporation	2.5
TotalEnergies SE	2.4
Endesa, S.A.	2.3
Barry Callebaut AG	2.2
Jazz Pharmaceuticals plc	2.2
Koninklijke Ahold Delhaize N.V.	2.2
DNB Bank ASA	2.1
ORIX Corporation	2.1

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 2.119 to 1.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	Ordinary Shares
Trading Symbol	QUSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$160	1.48%*
*	The percentage would have been 1.44% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.48%	[4]
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Small Cap Index, which was lifted by sharp rallies in metals & mining and other capital‑intensive sectors where the Fund is structurally underweight, as well as outsized gains in markets such as Taiwan, South Korea and Canada where positioning differed materially from the benchmark. Stock selection was strong in the sectors the Fund does emphasize: Utilities, Consumer Staples and Industrials, with Japan, Norway, the United Kingdom and France the largest country contributors. Utilities was the standout sector. Brazil’s Equatorial Energia posted robust earnings on volume growth, tariff adjustments and the profitable sale of transmission assets, while France’s Rubis and Portugal’s Redes Energéticas Nacionais rallied on rising electricity demand and grid‑investment tailwinds. Ireland’s Glanbia surged on strong whey protein demand tied to GLP‑1 adoption and functional nutrition, anchoring the Consumer Staples contribution. In Japan, Kanematsu Corp. benefited from sustained momentum in IT services and mobile retail, and Kraftia Corporation was sold at its target valuation. Norwegian regional banks Sparebanken Norge and SpareBank 1 Sør‑Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins. Key detractors included goeasy Ltd., Zhongsheng Group, Hikma Pharmaceuticals and Sopra Steria.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Small Cap Fund Ordinary Shares	16.37%	4.25%	6.99%
MSCI ACWI ex USA Small Cap	28.41%	6.16%	8.47%
MSCI ACWI ex USA	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 617,081,836
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 6,344,470
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$617,081,836
Number of Holdings	56
Advisory Fee	$6,344,470
Portfolio Turnover	27%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	14.9
Japan	11.0
Norway	8.1
United Kingdom	7.8
Thailand	7.2
Taiwan	6.3
Brazil	4.4
Sweden	4.4
Belgium	4.2
China	3.3
Germany	3.2
Canada	2.9
India	2.5
Portugal	2.4
Ireland	2.3
Netherlands	2.3
Hong Kong	2.2
Italy	1.9
South Korea	1.3
Singapore	1.3
Denmark	1.2
South Africa	1.1
Spain	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	4.4
D'Ieteren S.A.	3.6
Rubis	2.6
Krungthai Card Public Company Limited	2.5
Redes Energéticas Nacionais, SGPS, S.A.	2.4
TISCO Financial Group	2.4
Elis S.A.	2.4
Ipsos	2.4
Mizuho Leasing Company, Limited	2.4
Glanbia plc	2.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	QUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$121	1.11%*
*	The percentage would have been 1.07% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%	[5]
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Small Cap Index, which was lifted by sharp rallies in metals & mining and other capital‑intensive sectors where the Fund is structurally underweight, as well as outsized gains in markets such as Taiwan, South Korea and Canada where positioning differed materially from the benchmark. Stock selection was strong in the sectors the Fund does emphasize: Utilities, Consumer Staples and Industrials, with Japan, Norway, the United Kingdom and France the largest country contributors. Utilities was the standout sector. Brazil’s Equatorial Energia posted robust earnings on volume growth, tariff adjustments and the profitable sale of transmission assets, while France’s Rubis and Portugal’s Redes Energéticas Nacionais rallied on rising electricity demand and grid‑investment tailwinds. Ireland’s Glanbia surged on strong whey protein demand tied to GLP‑1 adoption and functional nutrition, anchoring the Consumer Staples contribution. In Japan, Kanematsu Corp. benefited from sustained momentum in IT services and mobile retail, and Kraftia Corporation was sold at its target valuation. Norwegian regional banks Sparebanken Norge and SpareBank 1 Sør‑Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins. Key detractors included goeasy Ltd., Zhongsheng Group, Hikma Pharmaceuticals and Sopra Steria.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026 (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Small Cap Fund Institutional Shares	16.82%	4.65%	7.39%
MSCI ACWI ex USA Small Cap	28.41%	6.16%	8.47%
MSCI ACWI ex USA	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 617,081,836
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 6,344,470
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$617,081,836
Number of Holdings	56
Advisory Fee	$6,344,470
Portfolio Turnover	27%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	14.9
Japan	11.0
Norway	8.1
United Kingdom	7.8
Thailand	7.2
Taiwan	6.3
Brazil	4.4
Sweden	4.4
Belgium	4.2
China	3.3
Germany	3.2
Canada	2.9
India	2.5
Portugal	2.4
Ireland	2.3
Netherlands	2.3
Hong Kong	2.2
Italy	1.9
South Korea	1.3
Singapore	1.3
Denmark	1.2
South Africa	1.1
Spain	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	4.4
D'Ieteren S.A.	3.6
Rubis	2.6
Krungthai Card Public Company Limited	2.5
Redes Energéticas Nacionais, SGPS, S.A.	2.4
TISCO Financial Group	2.4
Elis S.A.	2.4
Ipsos	2.4
Mizuho Leasing Company, Limited	2.4
Glanbia plc	2.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	R6 Shares
Trading Symbol	QUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$117	1.08%*
*	The percentage would have been 1.03% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%	[6]
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Small Cap Index, which was lifted by sharp rallies in metals & mining and other capital‑intensive sectors where the Fund is structurally underweight, as well as outsized gains in markets such as Taiwan, South Korea and Canada where positioning differed materially from the benchmark. Stock selection was strong in the sectors the Fund does emphasize: Utilities, Consumer Staples and Industrials, with Japan, Norway, the United Kingdom and France the largest country contributors. Utilities was the standout sector. Brazil’s Equatorial Energia posted robust earnings on volume growth, tariff adjustments and the profitable sale of transmission assets, while France’s Rubis and Portugal’s Redes Energéticas Nacionais rallied on rising electricity demand and grid‑investment tailwinds. Ireland’s Glanbia surged on strong whey protein demand tied to GLP‑1 adoption and functional nutrition, anchoring the Consumer Staples contribution. In Japan, Kanematsu Corp. benefited from sustained momentum in IT services and mobile retail, and Kraftia Corporation was sold at its target valuation. Norwegian regional banks Sparebanken Norge and SpareBank 1 Sør‑Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins. Key detractors included goeasy Ltd., Zhongsheng Group, Hikma Pharmaceuticals and Sopra Steria.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | February 6, 2017 (Commencement of Operations) through March 31, 2026 (Initial Investment of $100,000)
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris Foreign Value Small Cap Fund R6 Shares	17.00%	4.72%	7.12%
MSCI ACWI ex USA Small Cap	28.41%	6.16%	8.34%
MSCI ACWI ex USA	25.58%	7.56%	8.72%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 617,081,836
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 6,344,470
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$617,081,836
Number of Holdings	56
Advisory Fee	$6,344,470
Portfolio Turnover	27%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	14.9
Japan	11.0
Norway	8.1
United Kingdom	7.8
Thailand	7.2
Taiwan	6.3
Brazil	4.4
Sweden	4.4
Belgium	4.2
China	3.3
Germany	3.2
Canada	2.9
India	2.5
Portugal	2.4
Ireland	2.3
Netherlands	2.3
Hong Kong	2.2
Italy	1.9
South Korea	1.3
Singapore	1.3
Denmark	1.2
South Africa	1.1
Spain	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	4.4
D'Ieteren S.A.	3.6
Rubis	2.6
Krungthai Card Public Company Limited	2.5
Redes Energéticas Nacionais, SGPS, S.A.	2.4
TISCO Financial Group	2.4
Elis S.A.	2.4
Ipsos	2.4
Mizuho Leasing Company, Limited	2.4
Glanbia plc	2.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 1.429 to 1.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris International Opportunities Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	Ordinary Shares
Trading Symbol	QISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Index, which was lifted by sharp rallies in headline AI semiconductor names and in Energy, an area where the Fund had limited exposure. Stock selection was strong in the sectors the Fund does emphasize: Materials, Consumer Staples and Utilities, with Taiwan, Italy, Norway and Brazil the largest country contributors. Italy’s SOL S.p.A. led contributors, extending a multi‑year run of robust earnings as its European home‑care services division grew alongside the core industrial gas business. Taiwan’s Yageo Corporation and Hong Kong’s Kingboard Laminates rallied as IT components benefited from AI infrastructure demand, with Kingboard’s copper‑clad laminates a key input for printed circuit boards used in AI and server chips. Norway’s Sparebanken Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins, while Peru’s Credicorp Ltd. expanded margins on loan growth and lower funding costs. Brazil’s Equatorial Energia anchored Utilities on volume growth, tariff adjustments and the profitable sale of its transmission assets. Key detractors included Canada’s goeasy Ltd.; France’s Neurones; Switzerland’s ALSO Holding; China’s Zhongsheng Group; and Thailand’s Krungthai Card.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2026 (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund Ordinary Shares	11.31%	1.84%	6.25%
MSCI ACWI ex USA	25.58%	7.56%	9.22%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 64,877,205
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 496,856
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$64,877,205
Number of Holdings	50
Advisory Fee	$496,856
Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Hong Kong	10.5
Taiwan	9.8
Belgium	6.5
Japan	6.4
United Kingdom	5.4
China	5.1
Italy	5.1
France	4.9
South Africa	4.4
Thailand	4.3
Norway	4.0
Brazil	3.8
Australia	3.7
Canada	3.1
Indonesia	3.0
Ireland	3.0
Switzerland	3.0
Mexico	2.7
Portugal	2.5
India	2.0
Malaysia	2.0
South Korea	1.5
Peru	1.1
United States	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	5.1
Cranswick plc	4.5
Kingboard Laminates Holdings, Ltd.	4.1
Sparebanken Norge	4.0
Yageo Corporation	4.0
Chailease Holding Co., Ltd.	3.8
Equatorial Energia S.A.	3.8
Macquarie Group Limited	3.4
JAC Recruitment Co., Ltd.	3.4
VSTECS Holdings Limited	3.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris International Opportunities Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	QISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Index, which was lifted by sharp rallies in headline AI semiconductor names and in Energy, an area where the Fund had limited exposure. Stock selection was strong in the sectors the Fund does emphasize: Materials, Consumer Staples and Utilities, with Taiwan, Italy, Norway and Brazil the largest country contributors. Italy’s SOL S.p.A. led contributors, extending a multi‑year run of robust earnings as its European home‑care services division grew alongside the core industrial gas business. Taiwan’s Yageo Corporation and Hong Kong’s Kingboard Laminates rallied as IT components benefited from AI infrastructure demand, with Kingboard’s copper‑clad laminates a key input for printed circuit boards used in AI and server chips. Norway’s Sparebanken Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins, while Peru’s Credicorp Ltd. expanded margins on loan growth and lower funding costs. Brazil’s Equatorial Energia anchored Utilities on volume growth, tariff adjustments and the profitable sale of its transmission assets. Key detractors included Canada’s goeasy Ltd.; France’s Neurones; Switzerland’s ALSO Holding; China’s Zhongsheng Group; and Thailand’s Krungthai Card.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2026 (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund Institutional Shares	11.76%	2.33%	6.72%
MSCI ACWI ex USA	25.58%	7.56%	9.22%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 64,877,205
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 496,856
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$64,877,205
Number of Holdings	50
Advisory Fee	$496,856
Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Hong Kong	10.5
Taiwan	9.8
Belgium	6.5
Japan	6.4
United Kingdom	5.4
China	5.1
Italy	5.1
France	4.9
South Africa	4.4
Thailand	4.3
Norway	4.0
Brazil	3.8
Australia	3.7
Canada	3.1
Indonesia	3.0
Ireland	3.0
Switzerland	3.0
Mexico	2.7
Portugal	2.5
India	2.0
Malaysia	2.0
South Korea	1.5
Peru	1.1
United States	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	5.1
Cranswick plc	4.5
Kingboard Laminates Holdings, Ltd.	4.1
Sparebanken Norge	4.0
Yageo Corporation	4.0
Chailease Holding Co., Ltd.	3.8
Equatorial Energia S.A.	3.8
Macquarie Group Limited	3.4
JAC Recruitment Co., Ltd.	3.4
VSTECS Holdings Limited	3.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

On July 31, 2025, a contractual agreement for the Manager to reimburse with respect to the Institutional Shares a portion of expenses in an amount equal to 0.10 percent per annum terminated and reimbursements terminated for all periods after that date. The contract to reimburse expenses of Institutional Shares, such that 'Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement', other than extraordinary expenses is not greater than 0.99 percent remains in place and was extended through July 31, 2026.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Material Fund Change Expenses [Text Block]	On July 31, 2025, a contractual agreement for the Manager to reimburse with respect to the Institutional Shares a portion of expenses in an amount equal to 0.10 percent per annum terminated and reimbursements terminated for all periods after that date. The contract to reimburse expenses of Institutional Shares, such that 'Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement', other than extraordinary expenses is not greater than 0.99 percent remains in place and was extended through July 31, 2026.
Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/
Pear Tree Polaris International Opportunities Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	R6 Shares
Trading Symbol	QISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]	What were the Fund's costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Index, which was lifted by sharp rallies in headline AI semiconductor names and in Energy, an area where the Fund had limited exposure. Stock selection was strong in the sectors the Fund does emphasize: Materials, Consumer Staples and Utilities, with Taiwan, Italy, Norway and Brazil the largest country contributors. Italy’s SOL S.p.A. led contributors, extending a multi‑year run of robust earnings as its European home‑care services division grew alongside the core industrial gas business. Taiwan’s Yageo Corporation and Hong Kong’s Kingboard Laminates rallied as IT components benefited from AI infrastructure demand, with Kingboard’s copper‑clad laminates a key input for printed circuit boards used in AI and server chips. Norway’s Sparebanken Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins, while Peru’s Credicorp Ltd. expanded margins on loan growth and lower funding costs. Brazil’s Equatorial Energia anchored Utilities on volume growth, tariff adjustments and the profitable sale of its transmission assets. Key detractors included Canada’s goeasy Ltd.; France’s Neurones; Switzerland’s ALSO Holding; China’s Zhongsheng Group; and Thailand’s Krungthai Card.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception? CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2026 (Initial Investment of $100,000)
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund R6 Shares	11.90%	2.34%	6.75%
MSCI ACWI ex USA	25.58%	7.56%	9.22%

No Deduction of Taxes [Text Block]	Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.
Net Assets	$ 64,877,205
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 496,856
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Total Net Assets	$64,877,205
Number of Holdings	50
Advisory Fee	$496,856
Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Hong Kong	10.5
Taiwan	9.8
Belgium	6.5
Japan	6.4
United Kingdom	5.4
China	5.1
Italy	5.1
France	4.9
South Africa	4.4
Thailand	4.3
Norway	4.0
Brazil	3.8
Australia	3.7
Canada	3.1
Indonesia	3.0
Ireland	3.0
Switzerland	3.0
Mexico	2.7
Portugal	2.5
India	2.0
Malaysia	2.0
South Korea	1.5
Peru	1.1
United States	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	5.1
Cranswick plc	4.5
Kingboard Laminates Holdings, Ltd.	4.1
Sparebanken Norge	4.0
Yageo Corporation	4.0
Chailease Holding Co., Ltd.	3.8
Equatorial Energia S.A.	3.8
Macquarie Group Limited	3.4
JAC Recruitment Co., Ltd.	3.4
VSTECS Holdings Limited	3.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the R6 Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Updated Prospectus Phone Number	1-800-326-2151
Updated Prospectus Email Address	info@peartreefunds.com
Updated Prospectus Web Address	www.peartreefunds.com/fund-documents/

[1]	The percentage would have been 1.45% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.
[2]	The percentage would have been 1.08% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.
[3]	The percentage would have been 0.94% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.
[4]	The percentage would have been 1.44% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.
[5]	The percentage would have been 1.07% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.
[6]	The percentage would have been 1.03% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.